STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Increase (Decrease) in Members' Capital
Members' Capital	$ 297,282,028
Members' Capital (in Units)	287,991,182
Net Income (Loss)	28,116,068	(15,657,602)		(47,667,427)
Members' Capital	219,500,711	297,282,028
Members' Capital (in Units)	185,070,253	287,991,182
Class A
Increase (Decrease) in Members' Capital
Members' Capital	46,575,864	85,424,977		135,614,804
Members' Capital (in Units)	44,919,355	79,916,267		118,415,228
Subscriptions	831,690	1,762,136		6,563,991
Subscriptions (in Units)	777,492	1,650,030		5,787,314
Redemptions	(19,850,266)	(38,598,628)		(49,541,526)
Redemptions (in Units)	(19,249,241)	(36,646,942)		(44,286,275)
Net Income (Loss)	4,297,734	(2,012,621)		(7,212,292)
Members' Capital	31,855,022	46,575,864		85,424,977
Members' Capital (in Units)	26,447,606	44,919,355		79,916,267
Class C
Increase (Decrease) in Members' Capital
Members' Capital	211,561,932	362,231,029		617,955,947
Members' Capital (in Units)	208,733,990	343,220,887		541,061,830
Subscriptions	4,941,000	8,933,000		20,712,176
Subscriptions (in Units)	4,987,802	8,543,047		18,344,112
Redemptions	(82,140,174)	(147,275,707)		(242,275,102)
Redemptions (in Units)	(82,288,062)	(143,029,944)		(216,185,055)
Net Income (Loss)	18,841,610	(12,326,390)		(34,161,992)
Members' Capital	153,204,368	211,561,932		362,231,029
Members' Capital (in Units)	131,433,730	208,733,990		343,220,887
Class D
Increase (Decrease) in Members' Capital
Members' Capital	12,941,674	26,839,468		45,258,044
Members' Capital (in Units)	10,103,544	20,632,689		32,964,610
Subscriptions		1,106,000		3,553,408
Subscriptions (in Units)		875,693		2,674,046
Redemptions	(8,442,972)	(14,965,007)		(20,416,658)
Redemptions (in Units)	(6,832,791)	(11,404,838)		(15,005,967)
Net Income (Loss)	441,715	(38,787)		(1,555,326)
Members' Capital	4,940,417	12,941,674		26,839,468
Members' Capital (in Units)	3,270,753	10,103,544		20,632,689
Class I
Increase (Decrease) in Members' Capital
Members' Capital	21,996,156	42,987,295		85,127,204
Members' Capital (in Units)	19,789,101	37,664,971		69,895,943
Subscriptions	212,328	1,292,872		1,830,831
Subscriptions (in Units)	197,782	1,118,369		1,484,387
Redemptions	(4,854,808)	(21,410,745)		(40,047,438)
Redemptions (in Units)	(4,407,347)	(18,994,239)		(33,715,359)
Net Income (Loss)	2,842,837	(873,266)		(3,923,302)
Members' Capital	20,196,513	21,996,156		42,987,295
Members' Capital (in Units)	15,579,536	19,789,101		37,664,971
Class D1
Increase (Decrease) in Members' Capital
Members' Capital		13,615,676	[1]	25,007,612	[1]
Members' Capital (in Units)		11,727,979	[1]	20,409,402	[1]
Subscriptions		420,391	[1]
Subscriptions (in Units)		375,761	[1]
Redemptions		(14,047,447)	[1]	(10,510,076)	[1]
Redemptions (in Units)		(12,103,740)	[1]	(8,681,423)	[1]
Net Income (Loss)		11,380	[1]	(881,860)	[1]
Members' Capital				13,615,676	[1]
Members' Capital (in Units)				11,727,979	[1]
Class M
Increase (Decrease) in Members' Capital
Members' Capital	4,206,402	11,971,319		152,151
Members' Capital (in Units)	4,445,192	12,456,679		150,000
Subscriptions	7,481,070	518,000		12,443,306
Subscriptions (in Units)	8,084,640	534,816		13,026,897
Redemptions	(4,075,253)	(7,864,999)		(691,483)
Redemptions (in Units)	(4,191,204)	(8,546,303)		(720,218)
Net Income (Loss)	1,692,172	(417,918)		67,345
Members' Capital	9,304,391	4,206,402		11,971,319
Members' Capital (in Units)	8,338,628	4,445,192		12,456,679
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital	297,282,028	543,069,764		909,115,762
Members' Capital (in Units)	287,991,182	505,619,472		782,897,013
Subscriptions	13,466,088	14,032,399		45,103,712
Subscriptions (in Units)	14,047,716	13,097,716		41,316,756
Redemptions	(119,363,473)	(244,162,533)		(363,482,283)
Redemptions (in Units)	(116,968,645)	(230,726,006)		(318,594,297)
Net Income (Loss)	28,116,068	(15,657,602)		(47,667,427)
Members' Capital	$ 219,500,711	$ 297,282,028		$ 543,069,764
Members' Capital (in Units)	185,070,253	287,991,182		505,619,472

[1]	Units liquidated as of December 31, 2013.